BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 56.3%
Alpha Architect 1-3 Month Box ETF (a)(b)(c)	214,841	$25,155,733
TOTAL EXCHANGE TRADED FUNDS (Cost $24,696,515)		25,155,733

COMMON STOCKS - 21.9%
Communication Services - 8.0%
Interactive Media & Services - 5.1%
Alphabet, Inc. - Class C	2,584	913,005
Meta Platforms, Inc. - Class A	2,403	1,353,586
		2,266,591
Movies & Entertainment - 2.9%
Netflix, Inc. (a)	18,403	1,313,974
Total Communication Services		3,580,565

Consumer Discretionary - 5.0%
Automobile Manufacturers - 3.0%
Tesla, Inc. (a)	3,224	1,356,014

Broadline Retail - 2.0%
Amazon.com, Inc. (a)	3,668	874,231
Total Consumer Discretionary		2,230,245

Information Technology - 8.9%
Semiconductors - 3.9%
Broadcom, Inc.	2,196	829,539
NVIDIA Corp.	4,390	878,395
		1,707,934
Systems Software - 3.0%
Microsoft Corp.	3,613	1,347,721

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	3,090	894,123
Total Information Technology		3,949,778
TOTAL COMMON STOCKS (Cost $9,722,902)		9,760,588

U.S. TREASURY SECURITIES - 15.0%	Par
United States Treasury Note/Bond, 3.50%, 09/30/2026	6,723,000	6,717,377
TOTAL U.S. TREASURY SECURITIES (Cost $6,719,021)		6,717,377

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.5%
0.00%, 10/01/2026 (d)	2,928,000	2,900,085
TOTAL U.S. TREASURY BILLS (Cost $2,900,538)		2,900,085

BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value

MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.57% (e)	471,555	$471,555
TOTAL MONEY MARKET FUNDS (Cost $471,555)		471,555

TOTAL INVESTMENTS - 100.8% (Cost $44,510,531)		$45,005,338
Liabilities in Excess of Other Assets - (0.8)%		(353,156)
TOTAL NET ASSETS - 100.0%		$44,652,182

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGES CAPITAL TACTICAL ETF

Summary of Fair Value Disclosures as of June 30, 2026 (Unaudited)

Bridges Capital Tactical ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$25,155,733	$—	$—	$25,155,733
Common Stocks	9,760,588	—	—	9,760,588
U.S. Treasury Securities	—	6,717,377	—	6,717,377
U.S. Treasury Bills	—	2,900,085	—	2,900,085
Money Market Funds	471,555	—	—	471,555
Total Investments	$35,387,876	$9,617,462	$—	$45,005,338

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect 1-3 Month Box ETF
Balance as of October 1, 2025	$19,769,649
Additions	9,270,863
Reductions	(4,045,073)
Realized gain (loss)	38,394
Net change in unrealized appreciation (depreciation)	121,900
Value as of June 30, 2026	$25,155,733

Dividend (Interest) income	$—
Capital gain distributions from underlying funds	$—

Shares as of June 30, 2026	214,841
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